UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK 97.1%
AUSTRALIA 8.7%
REAL ESTATE
DIVERSIFIED 4.0%
BGP Holdings PLC (EUR)(a),(b),(c)	4,151,319	$0
Dexus Property Group	4,186,409	4,533,029
Goodman Group	885,354	4,406,140
GPT Group	1,166,952	4,507,548
Mirvac Group	3,560,283	6,005,000
		19,451,717
OFFICE 0.5%
Commonwealth Property Office Fund	2,234,303	2,582,133

RETAIL 4.2%
Charter Hall Retail REIT	592,532	2,412,138
Federation Centres Ltd.	2,211,488	5,433,880
Westfield Group	1,072,791	12,118,764
		19,964,782
TOTAL AUSTRALIA		41,998,632

BERMUDA 0.5%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	228,128	2,249,342

CANADA 3.7%
REAL ESTATE
DIVERSIFIED 0.7%
H&R Real Estate Investment Trust	150,787	3,471,879

OFFICE 3.0%
Allied Properties Real Estate Investment Trust	145,265	4,723,239
Brookfield Office Properties (USD)	348,400	5,982,028
Canadian Real Estate Investment Trust	84,428	3,736,657
		14,441,924
TOTAL CANADA		17,913,803

FRANCE 3.0%
REAL ESTATE—RETAIL
Klepierre	100,976	3,966,571
Unibail-Rodamco	45,798	10,666,917
		14,633,488

	Number of Shares	Value
GERMANY 0.7%
REAL ESTATE—RESIDENTIAL
Deutsche Wohnen AG	196,981	$3,580,454

HONG KONG 11.4%
REAL ESTATE
DIVERSIFIED 7.4%
Agile Property Holdings Ltd.	1,497,000	1,781,925
Hang Lung Properties Ltd.	315,007	1,178,859
Henderson Land Development Co., Ltd.	71,000	485,221
Hysan Development Co., Ltd.	648,464	3,287,200
New World Development Co., Ltd.	2,688,000	4,557,018
Shimao Property Holdings Ltd.	185,000	356,056
Sino Land Co., Ltd.	2,273,993	3,855,144
Sun Hung Kai Properties Ltd.	985,912	13,259,717
Wharf Holdings Ltd.	756,624	6,759,618
		35,520,758
HOTEL 0.3%
Shangri-La Asia Ltd.	844,000	1,659,176

OFFICE 2.1%
Hongkong Land Holdings Ltd. (USD)	1,340,800	9,935,328

RESIDENTIAL 0.5%
Country Garden Holdings Co.(c)	4,716,501	2,333,172

RETAIL 1.1%
Link REIT	941,500	5,142,589
TOTAL HONG KONG		54,591,023

JAPAN 12.3%
REAL ESTATE
DIVERSIFIED 8.6%
Activia Properties	324	3,108,004
Mitsubishi Estate Co., Ltd.	619,031	17,432,955
Mitsui Fudosan Co., Ltd.	507,117	14,394,398
Sumitomo Realty & Development Co., Ltd.	100,000	3,872,098
United Urban Investment Corp.	1,498	2,441,103
		41,248,558
INDUSTRIALS 0.4%
GLP J-REIT	1,631	1,751,677

OFFICE 1.8%
Japan Real Estate Investment Corp.	425	5,873,745

	Number of Shares	Value
Nippon Building Fund	215	$3,005,683
		8,879,428
RETAIL 1.5%
AEON Mall Co., Ltd.	47,700	1,451,243
Japan Retail Fund Investment Corp.	2,281	5,645,860
		7,097,103
TOTAL JAPAN		58,976,766

MEXICO 0.6%
REAL ESTATE—DIVERSIFIED
Fibra Uno Administracion SA de CV	865,569	2,855,692

NETHERLANDS 2.1%
REAL ESTATE—RETAIL
Corio NV	169,950	7,928,670
Eurocommercial Properties NV	57,956	2,121,378
		10,050,048
NORWAY 0.5%
REAL ESTATE—OFFICE
Norwegian Property ASA	1,492,984	2,343,991

PHILIPPINES 0.5%
REAL ESTATE—RETAIL
SM Prime Holdings	5,478,196	2,563,919

SINGAPORE 4.6%
REAL ESTATE
DIVERSIFIED 0.5%
Capitaland Ltd.	847,000	2,410,537

HOTEL 0.7%
City Developments Ltd.	341,000	3,114,871

INDUSTRIALS 1.1%
Global Logistic Properties Ltd.	2,561,000	5,409,618

RETAIL 2.3%
CapitaMall Trust	2,465,000	4,153,545
CapitaMalls Asia Ltd.	2,062,000	3,407,990
Frasers Centrepoint Trust	429,000	740,162
Suntec Real Estate Investment Trust	1,907,000	2,767,445
		11,069,142
TOTAL SINGAPORE		22,004,168

	Number of Shares	Value
SWEDEN 0.6%
REAL ESTATE—OFFICE
Fabege AB	288,316	$2,946,628

UNITED KINGDOM 4.3%
REAL ESTATE
DIVERSIFIED 2.6%
Hammerson PLC	321,559	2,403,387
Land Securities Group PLC	601,929	7,582,041
Londonmetric Property PLC	1,572,500	2,532,695
		12,518,123
OFFICE 1.7%
Derwent London PLC	157,828	5,160,748
Great Portland Estates PLC	370,194	2,789,394
		7,950,142
TOTAL UNITED KINGDOM		20,468,265

UNITED STATES 43.6%
COMMUNICATIONS—TOWERS 1.0%
American Tower Corp.	60,839	4,679,736

REAL ESTATE 42.6%
DIVERSIFIED 3.8%
American Assets Trust	88,693	2,839,063
Duke Realty Corp.	225,144	3,822,945
Forest City Enterprises, Class A(c)	173,656	3,085,867
Vornado Realty Trust	82,404	6,892,271
WP Carey	24,496	1,651,030
		18,291,176
HEALTH CARE 2.3%
Ventas	147,838	10,821,741

HOTEL 2.2%
Hersha Hospitality Trust	443,745	2,591,471
Hyatt Hotels Corp., Class A(c)	98,093	4,240,560
Strategic Hotels & Resorts Worldwide(c)	438,977	3,665,458
		10,497,489
INDUSTRIALS 2.8%
DCT Industrial Trust	668,276	4,945,242
First Industrial Realty Trust	69,176	1,184,985

	Number of Shares	Value
Prologis	177,655	$7,102,647
		13,232,874
OFFICE 7.4%
Boston Properties	52,079	5,263,104
Corporate Office Properties Trust	165,694	4,420,716
Douglas Emmett	179,221	4,467,979
Highwoods Properties	118,125	4,674,206
Hudson Pacific Properties	93,443	2,032,385
Mack-Cali Realty Corp.	154,700	4,425,967
Parkway Properties	106,003	1,966,356
SL Green Realty Corp.	97,506	8,396,242
		35,646,955
OFFICE/INDUSTRIAL 0.2%
PS Business Parks	13,640	1,076,469

RESIDENTIAL 6.7%
APARTMENT 6.0%
Apartment Investment & Management Co.	186,863	5,729,220
BRE Properties	133,642	6,505,692
Colonial Properties Trust	133,589	3,020,447
Education Realty Trust	229,756	2,419,331
Home Properties	68,374	4,336,279
Mid-America Apartment Communities	35,250	2,434,365
UDR	187,536	4,536,496
		28,981,830
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties	42,766	3,284,429
TOTAL RESIDENTIAL		32,266,259

SELF STORAGE 4.3%
CubeSmart	271,645	4,291,991
Extra Space Storage	130,014	5,105,650
Public Storage	60,593	9,229,526
Sovran Self Storage	31,341	2,021,181
		20,648,348
SHOPPING CENTERS 11.2%
COMMUNITY CENTER 4.3%
DDR Corp.	372,891	6,495,761
Kimco Realty Corp.	322,677	7,227,965
Regency Centers Corp.	61,178	3,236,928

		Number of Shares	Value
Tanger Factory Outlet Centers		99,444	$3,597,884
			20,558,538
FREE STANDING 1.0%
Realty Income Corp.		103,984	4,715,674

REGIONAL MALL 5.9%
Simon Property Group		180,950	28,691,432
TOTAL SHOPPING CENTERS			53,965,644

SPECIALTY 1.7%
Digital Realty Trust		101,956	6,821,876
DuPont Fabros Technology		53,344	1,294,659
			8,116,535
TOTAL REAL ESTATE			204,563,490
TOTAL UNITED STATES			209,243,226
TOTAL COMMON STOCK (Identified cost—$373,529,240)			466,419,445

SHORT-TERM INVESTMENTS 1.6%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		3,900,145	3,900,145
Federated Government Obligations Fund, 0.01%(d)		3,900,171	3,900,171
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,800,316)			7,800,316

TOTAL INVESTMENTS (Identified cost—$381,329,556)	98.7%		474,219,761

OTHER ASSETS IN EXCESS OF LIABILITIES	1.3		6,120,083

NET ASSETS	100.0%		$480,339,844

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.
(a)	Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c)	Non-income producing security.
(d)	Rate quoted represents the seven-day yield of the fund.

Sector Summary	% of Net Assets
Diversified	28.3
Office	17.6
Retail	14.7
Shopping Centers	11.2
Residential	8.0
Self Storage	4.3
Industrials	4.2
Hotel	3.6
Other	2.9
Health Care	2.3
Specialty	1.7
Towers	1.0
Office/Industrial	0.2
100.0

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 28, 2013, there were $213,862,750 of securities transferred between Level 1 and Level 2, which resulted from not utilizing foreign equity fair value pricing procedures by the Fund as of March 28, 2013.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$466,419,445	$466,419,445	$—	$—	(a)
Money Market Funds	7,800,316	—	7,800,316	—
Total Investments(b)	$474,219,761	$466,419,445	$7,800,316	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 3. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$381,329,556
Gross unrealized appreciation	$94,198,265
Gross unrealized depreciation	(1,308,060)
Net unrealized appreciation	$92,890,205

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013